UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-8895

ING FUNDS TRUST
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Road
Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)	With copies to:

Theresa K. Kelety, Esq. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258	Jeffrey S. Puretz, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code: (800) 992-0180

Date of fiscal year end: March 31
Date of reporting period: July 1, 2006 — June 30, 2007

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-08895
Reporting Period: 07/01/2006 - 06/30/2007
ING Funds Trust

======================== ING CLASSIC MONEY MARKET FUND =========================

This fund had no proxy voting activity during the reporting period.

============================= ING GNMA INCOME FUND =============================

This fund had no proxy voting activity during the reporting period.

=========================== ING HIGH YIELD BOND FUND ===========================

COMPLETEL EUROPE N.V.

Ticker:       CLTLF          Security ID:  N21590208
Meeting Date: APR 11, 2007   Meeting Type: Annual
Record Date:  APR 5, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Open Meeting                              None      Did Not    Management
                                                          Vote
2     Receive Report of Management Board        None      Did Not    Management
                                                          Vote
3     Approve Financial Statements and          For       Did Not    Management
      Statutory Reports                                   Vote
4     Approve Discharge of Management and       For       Did Not    Management
      Supervisory Boards                                  Vote
5     Receive Explanation on Company's Reserves None      Did Not    Management
      and Dividend Policy                                 Vote
6     Authorize Repurchase of Up to Ten Percent For       Did Not    Management
      of Issued Share Capital                             Vote
7     Grant Board Authority to Issue Shares Up  For       Did Not    Management
      To 20 Percent of Issued Capital and                 Vote
      Restricting/Excluding Preemptive Rights
8a    Elect Jean-Marie Descarpentries to        For       Did Not    Management
      Supervisory Board                                   Vote
8b    Elect Dominique Vignon to Supervisory     For       Did Not    Management
      Board                                               Vote
9     Discussion on Company's Corporate         None      Did Not    Management
      Governance Structure                                Vote
10    Ratify Deloitte Accountants BV as         For       Did Not    Management
      Auditors                                            Vote
11    Allow Questions                           None      Did Not    Management
                                                          Vote
12    Close Meeting                             None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

ING PRIME RATE TRUST

Ticker:       PPR            Security ID:  44977W106
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  MAR 19, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Patricia W. Chadwick       For       For        Management
1.2   Elect Director J. Michael Earley          For       For        Management
1.3   Elect Director R. Barbara Gitenstein      For       For        Management
1.4   Elect Director Patrick W. Kenny           For       For        Management
1.5   Elect Director Shaun P. Mathews           For       For        Management
1.6   Elect Director Sheryl K. Pressler         For       For        Management
1.7   Elect Director David W.C. Putnam          For       For        Management
1.8   Elect Director John G. Turner             For       For        Management

--------------------------------------------------------------------------------

MPOWER HOLDINGS CORP.

Ticker:       MPE            Security ID:  62473L309
Meeting Date: AUG 2, 2006    Meeting Type: Special
Record Date:  JUL 3, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Other Business                            For       For        Management

================== ING INSTITUTIONAL PRIME MONEY MARKET FUND ===================

This fund had no proxy voting activity during the reporting period.

========================== ING INTERMEDIATE BOND FUND ==========================

This fund had no proxy voting activity during the reporting period.

====================== ING NATIONAL TAX-EXEMPT BOND FUND =======================

This fund had no proxy voting activity during the reporting period.

========== END N-PX REPORT

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING FUNDS TRUST
By:	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: August 29, 2007